Parent Company	12 Months Ended
Dec. 31, 2014
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Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 26

Parent Company

PARENT COMPANY – CONDENSED STATEMENTS OF INCOME

Years Ended December 31 (Millions)	2014	2013	2012
Revenues
Non-interest revenues
Gain on sale of securities	$99	$135	$121
Other	270	5	(12)
Total non-interest revenues	369	140	109
Interest income	141	134	137
Interest expense	(543)	(583)	(609)
Total revenues net of interest expense	(33)	(309)	(363)
Expenses
Salaries and employee benefits	275	206	165
Other	357	261	214
Total	632	467	379
Pretax loss	(665)	(776)	(742)
Income tax benefit	(249)	(297)	(258)
Net loss before equity in net income of subsidiaries and affiliates	(416)	(479)	(484)
Equity in net income of subsidiaries and affiliates	6,301	5,838	4,966
Net income	$5,885	$5,359	$4,482

PARENT COMPANY – CONDENSED BALANCE SHEETS

As of December 31 (Millions)	2014	2013
Assets
Cash and cash equivalents	$8,824	$6,076
Investment securities	1	123
Equity in net assets of subsidiaries and affiliates	20,123	19,571
Accounts receivable, less reserves	134	378
Premises and equipment, less accumulated depreciation: 2014, $106; 2013, $76	139	136
Loans to subsidiaries and affiliates	7,809	5,236
Due from subsidiaries and affiliates	1,477	1,126
Other assets	365	335
Total assets	38,872	32,981
Liabilities and Shareholders’ Equity
Liabilities
Accounts payable and other liabilities	1,590	1,386
Due to subsidiaries and affiliates	964	926
Short-term debt of subsidiaries and affiliates	5,937	819
Long-term debt	9,708	10,354
Total liabilities	18,199	13,485
Shareholders’ equity
Preferred Shares	―	―
Common shares	205	213
Additional paid-in capital	12,874	12,202
Retained earnings	9,513	8,507
Accumulated other comprehensive loss	(1,919)	(1,426)
Total shareholders’ equity	20,673	19,496
Total liabilities and shareholders’ equity	$38,872	$32,981

PARENT COMPANY – CONDENSED STATEMENTS OF CASH FLOWS

Years Ended December 31 (Millions)		2014		2013		2012
Cash Flows from Operating Activities
Net income		$5,885		$5,359		$4,482
Adjustments to reconcile net income to cash provided by operating activities:
Equity in net income of subsidiaries and affiliates		(6,301)		(5,838)		(4,966)
Dividends received from subsidiaries and affiliates		5,455		4,768		3,355
Gain on sale of securities		(99)		(135)		(121)
Other operating activities, primarily with subsidiaries and affiliates		173		324		196
Premium paid on debt exchange		―		―		(541)
Net cash provided by operating activities		5,113		4,478		2,405
Cash Flows from Investing Activities
Sales of available-for-sale investment securities		111		157		118
Purchase of premises and equipment		(39)		(39)		(38)
Loans to subsidiaries and affiliates		(2,574)		1,498		(1,601)
Investments in subsidiaries and affiliates		―		―		(11)
Net cash (used in) provided by investing activities		(2,502)		1,616		(1,532)
Cash Flows from Financing Activities
(Principal payments on) / issuance of long-term debt		(655)		843		―
Short-term debt of subsidiaries and affiliates		5,118		(1,497)		1,421
Issuance of American Express preferred shares		742		―		―
Issuance of American Express common shares and other		362		721		443
Repurchase of American Express common shares		(4,389)		(3,943)		(3,952)
Dividends paid		(1,041)		(939)		(902)
Net cash provided by (used in) financing activities		137		(4,815)		(2,990)
Net increase (decrease) in cash and cash equivalents		2,748		1,279		(2,117)
Cash and cash equivalents at beginning of year		6,076		4,797		6,914
Cash and cash equivalents at end of year		$8,824		$6,076		$4,797

Supplemental cash flow information
Non-cash financing activities
Charge related to impact of debt exchange on long-term debt	$	―	$	―		$439
Gain on business travel joint venture transaction		$630	$	―	$	―